Equity Capital and Earnings Per Share - Reconciliation of Denominator (Numbers of Shares) in Calculation of Basic and Diluted Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Weighted average number of common shares (in millions)	1,703	1,779
Dilutive stock-based awards (in millions)	5	6
Weighted average number of diluted common shares (in millions)	1,708	1,785
Share based payments arrangements
Earnings per share [line items]
Antidilutive securities	0	0